                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA      August 8, 2008
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        30
                                        ------------------
Form 13F Information Table Value Total:      256,741
                                        ------------------
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
                                 TITLE                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER          OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
       --------------         ----------  ---------  --------  ---------  ---  ----  ----------  ---------  ---------  ------  ----
ACTEL CORP                           COM  004934105    10,292    610,778   SH              SOLE        N/A    610,778
ALASKA COMMUNICATIONS SYS GR         COM  01167P101    14,627  1,225,000   SH              SOLE        N/A  1,225,000
ANADIGICS INC                        COM  032515108       985    100,000   SH              SOLE        N/A    100,000
ARIBA INC                        COM NEW  04033V203     1,103     75,000   SH              SOLE        N/A     75,000
COGO GROUP INC                       COM  192448108    14,485  1,590,000   SH              SOLE        N/A  1,590,000
DATA DOMAIN INC                      COM  23767P109     9,682    415,000   SH              SOLE        N/A    415,000
EXAR CORP                            COM  300645108    12,253  1,625,000   SH              SOLE        N/A  1,625,000
FAIRCHILD SEMICONDUCTOR INTL         COM  303726103    14,956  1,275,000   SH              SOLE        N/A  1,275,000
FIRST SOLAR INC                      COM  336433107     3,683     13,500   SH              SOLE        N/A     13,500
GOOGLE INC                          CL A  38259P508     1,053      2,000   SH              SOLE        N/A      2,000
HARMONIC INC                         COM  413160102    19,971  2,100,000   SH              SOLE        N/A  2,100,000
INTEGRATED DEVICE TECHNOLOGY         COM  458118106     6,958    700,000   SH              SOLE        N/A    700,000
JA SOLAR HOLDINGS CO LTD        SPON ADR  466090107     1,264     75,000   SH              SOLE        N/A     75,000
KEMET CORP                           COM  488360108     7,333  2,263,285   SH              SOLE        N/A  2,263,285
LEAPFROG ENTERPRISES INC            CL A  52186N106     6,852    823,600   SH              SOLE        N/A    823,600
LOOPNET INC                          COM  543524300    35,560    315,000   SH              SOLE        N/A    315,000
MATTSON TECHNOLOGY INC               COM  577223100     1,428    300,000   SH              SOLE        N/A    300,000
MICREL INC                           COM  594793101    12,124  1,325,000   SH              SOLE        N/A  1,325,000
MICROCHIP TECHNOLOGY INC             COM  595017104     6,872    225,000   SH              SOLE        N/A    225,000
NETLOGIC MICROSYSTEMS INC            COM  64118B100    11,122    335,000   SH              SOLE        N/A    335,000
NOVELLUS SYS INC                     COM  670008101     5,298    250,000   SH              SOLE        N/A    250,000
POWER INTEGRATIONS INC               COM  739276103    13,434    425,000   SH              SOLE        N/A    425,000
POWERSHARES QQQ TRUST         UNIT SER 1  73935A104     4,560     12,000   SH   PUT        SOLE        N/A          0
RADIOSHACK CORP                      COM  750438103     6,442    525,000   SH              SOLE        N/A    525,000
RUBICON TECHNOLOGY INC               COM  78112T107     1,118     54,997   SH              SOLE        N/A     54,997
STEC INC                             COM  784774101    13,763  1,340,139   SH              SOLE        N/A  1,340,139
SUPERTEX INC                         COM  868532102     7,715    330,553   SH              SOLE        N/A    330,553
SYNTHESIS ENERGY SYS INC             COM  871628103     2,761    306,737   SH              SOLE        N/A    306,737
ULTRA CLEAN HLDGS INC                COM  90385V107     1,711    215,000   SH              SOLE        N/A    215,000
VOLTERRA SEMICONDUCTOR CORP          COM  928708106     7,336    425,000   SH              SOLE        N/A    425,000